Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Properties	Other	Total
As of January 1, 2020	200,032	1,857	4,550	56	206,495
Additions, net	5,799	833	1,255	67	7,954
Depreciation expense	(8,163)	(1,253)	(1,547)	(49)	(11,012)
As of December 31, 2020	197,668	1,437	4,258	74	203,437
Additions, net	173,542	1,426	1,961	(41)	176,888
Depreciation expense	(14,655)	(1,223)	(1,396)	(16)	(17,290)
As of December 31, 2021	356,555	1,640	4,823	17	363,035

Schedule of analysis of lease liabilities

	Lease Liabilities
	2020	2021
As of January 1,	204,930	196,170
Additions, net	2,155	121,520
Lease charge (Note 19)	9,921	10,269
Payments	(20,836)	(25,109)
As of December 31,	196,170	302,850
Lease liabilities, current portion	9,644	30,905
Lease liabilities, non-current portion	186,526	271,945
Total	196,170	302,850